Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

5.	Intangible Assets, Net

Intangible assets, net consisted of the following at June 30, 2018 and December 31, 2017:

	June 30,			December 31,
	2018			2017
	(unaudited)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	$50,000	$(22,500)	$27,500	$50,000	$(21,250)	$28,750
Trade names, trademarks product names, URLs	1,555,000	(713,229)	841,771	1,555,000	(585,479)	969,521
Internally developed software	2,720,000	(2,102,031)	617,969	2,720,000	(1,900,696)	819,304
Subscriber/customer relationships	4,219,000	(2,663,423)	1,555,577	4,219,000	(2,221,882)	1,997,118
Lead pool	282,000	(246,750)	35,250	282,000	(176,250)	105,750
Total intangible assets	$8,826,000	$(5,747,933)	$3,078,067	$8,826,000	$(4,905,557)	$3,920,443

Amortization expense for the three and six months ended June 30, 2018 was $421,189 and $842,376, respectively, as compared to $421,188 and $842,375, respectively, for the three and six months ended June 30, 2017. The estimated aggregate amortization expense for the second half of 2018 and each of the next four years and thereafter will be $757,343 in 2018, $1,087,333 in 2019, $592,681 in 2020, $444,167 in 2021 and $196,543 thereafter.

5.	Intangible Assets

Intangible assets consist of the following:

	December 31,
	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	$50,000	$(21,250)	$28,750	$50,000	$(18,750)	$31,250
Trade names, trademarks, product names, URLs	1,555,000	(585,479)	969,521	1,555,000	(329,979)	1,225,021
Internally developed software	2,720,000	(1,900,697)	819,303	2,720,000	(1,498,029)	1,221,971
Subscriber/customer relationships	4,219,000	(2,221,882)	1,997,118	4,219,000	(1,338,799)	2,880,201
Lead pool	282,000	(176,250)	105,750	282,000	(35,250)	246,750
Total intangible assets	$8,826,000	$(4,905,558)	$3,920,442	$8,826,000	$(3,220,807)	$5,605,193

Subscriber/customer relationships, trade names, trademarks, product names, URLs, Internally developed software and lead pool included an aggregate of $3,952,000 of intangible assets acquired as part of the business combination completed on October 7, 2016 as described in Note 3.

Amortization expense for the years ended December 31, 2017 and 2016 was $1,684,750 and $834,505, respectively. The estimated aggregate amortization expense for each of the next five years and thereafter will be $1,599,718 in 2018, $1,087,333 in 2019, $592,681 in 2020, $444,167 in 2021 and $196,543 thereafter.